Regulatory Matters, Commitments, Contingencies And Environmental Liabilities Regulatory Matters, Commitments, Contingencies And Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters, Commitments, Contingencies And Environmental Liabilities [Abstract]
Environmental Exit Costs by Cost [Table Text Block]
The table below reflects the amounts of accrued liabilities recorded in our consolidated balance sheets related to environmental matters that are considered to be probable and reasonably estimable. Except for matters discussed above, we do not have any material environmental matters assessed as reasonably possible that would require disclosure in our consolidated financial statements.

	December 31, 2012	December 31, 2011
Current	$46	$4
Non-current	166	10
Total environmental liabilities	$212	$14
During the year ended December 31, 2012 the Partnership had $12 million of expenditures related to environmental cleanup programs.

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease commitments for such leases are:

Years Ending December 31:
2013	$92
2014	82
2015	79
2016	64
2017	52
Thereafter	462
Future minimum lease commitments	831
Less: Sublease rental income	(64)
Net future minimum lease commitments	$767